Income taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
16. Income taxes

(a)       Provision for income taxes

The major components of provision for income taxes are as follows:

	2019	2018	2017

Current tax expense	-	-	-
Deferred tax expense	-	-	-
Provision for income taxes	-	-	-

The reconciliation of the provision for income taxes to the amount of income taxes calculated using statutory income tax rates applicable to the Company in Canada is as follows:

	2019	2018	2017
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2018 – 27%, 2017 -27%)	(2,653)	(5,946)	(5,381)
Change in unrecognized deductible temporary differences and unused tax losses	4,534	6,098	4,397
Permanent differences and other	(1,881)	(152)	984
Provision for income taxes	-	-	-

(b)       Deferred tax assets

As at December 31, the Company’s deferred tax assets are as follows:

	2019	2018
Unused tax losses	37	141

(c)       Deferred tax liabilities

As at December 31, the Company’s deferred tax liabilities are as follows:

	2019	2018
Convertible debentures	-	67
Deferred cost	37	74
	37	141

(d)       Deductible temporary differences and unused tax losses

Deferred tax assets have not been recognised because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.

As at December 31, the Company has deductible temporary differences for which no deferred tax assets are recognized as follows:

	2019	2018
Property and equipment	2,103	2,250
Right-of-use assets, net lease liability	388	-
Intangible assets	3,205	4,368
Debentures	595	1,658
Convertible debentures	530	-
Financing costs	1,509	2,390
Research and development expenditures	1,437	1,163
Other	-	21
	9,767	11,850

As at December 31, the company has unused tax losses for which no deferred tax assets are recognised as follows:

	2019	2018
Expires 2024	610	610
Expires 2025	1,101	1,075
Expires 2026	2,136	2,136
Expires 2027	5,203	5,203
Expires 2028	2,064	2,064
Expires 2029	4,679	4,663
Expires 2030	3,698	3,698
Expires 2031	1,614	1,614
Expires 2032	4,854	4,849
Expires 2033	11,006	10,454
Expires 2034	8,420	7,416
Expires 2035	11,168	9,835
Expires 2036	18,886	19,008
Expires 2037	20,449	19,824
Expires 2038	20,214	16,277
Expires 2039	14,557	-
	130,659	108,726